Stock-Based Compensation	3 Months Ended	6 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
Share-based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION

NOTE 4 – STOCK-BASED COMPENSATION

During fiscal 2021, the Company sold 723,008 shares of common stock to certain individuals in exchange for future management advisory services, for discounted prices price ranging from $.0104 to $.0195 per share. The shares are subject to restrictions that allow for repurchase of the shares by the Company due to a termination of the service agreement or other certain provisions. This repurchase right declines on a pro-rata basis over vesting periods (corresponding to the service period) ranging from 2-4 years. Related to these issuances, the Company has recorded deferred stock-based compensation of $1,372,435 for the value of the shares in excess of the purchase price paid by the advisors. The stock-based compensation will be expensed over the service period. For the three months ended September 30, 2021, $165,162 has been amortized in the Statement of Operations, and $1,170,800 is presented as deferred compensation on the balance sheet at September 30, 2021, of which $662,464 is expected to be expensed in the next twelve months.

During the three months ended September 30, 2021, the Company issued an option to purchase 10,000 shares of common stock to an advisor at a price of $2 per share, expiring in 10 years, and an option to purchase 10,000 shares of common stock to an advisor at a price of $2.00 per share expiring in 5 years. These options vested over periods ranging from one month to three months.

The estimated weighted average fair value of the options granted during the three months ended September 30, 2021 were approximately $1.50 per share.

The Company estimates the fair value of each option award using the Black-Scholes option-pricing model. The Company used the following assumptions to estimate the fair value of stock options issued in the three months ended September 30, 2021:

September 30, 2021
Expected volatility	100%
Expected term	5 years
Dividend yield	0%
Risk-free interest rates	0.8%

The following is a schedule summarizing employee and non-employee stock option activity for the period ended September 30, 2021:

		Weighted Average	Aggregate
	Number of Options	Exercise Price	Intrinsic Value
Outstanding at June 30, 2021	0	$	$
Granted	20,000	2.00		0
Exercised	0		$
Expired/Cancelled	0
Outstanding at September 30, 2021	20,000	$2.00		$0
Exercisable at September 30, 2021	17,500	$2.00		$0

The aggregate intrinsic value represents the difference between the exercise price of the options and the estimated fair value of the Company’s common stock for each of the respective periods.

NOTE 7 – STOCK-BASED COMPENSATION

During the six months ended June 30, 2021, the Company sold 723,008 shares of common stock to certain individuals in exchange for future management advisory services, for discounted prices price ranging from $.0104 to $.0195 per share. The shares are subject to restrictions that allow for repurchase of the shares by the Company due to a termination of the service agreement or other certain provisions. This repurchase right declines on a pro-rata basis over vesting periods (corresponding to the service period) ranging from 2-4 years. Related to these issuances, the Company has recorded deferred stock-based compensation of $1,372,435 for the value of the shares in excess of the purchase price paid by the advisors. The stock-based compensation will be expensed over the service period. For the six months ended June 30, 2021, $36,473 has been amortized in the Statement of Operations, and $1,335,962 is presented as deferred compensation on the balance sheet at June 30, 2021, of which $662,464 is expected to be expensed in the next twelve months.